Financial instruments and risk management (Details 3) - Liquidity risk [member] R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Trade payables	R$ 17,264
Borrowings and debentures	89,306
Braskem Idesa borrowings	21,798
Derivatives	942
Loan from non-controlling shareholder of Braskem Idesa	1,975
Leniency agreement	996
Lease	5,375
At December 31, 2024	137,656
Interest discounted to present value	(46,022)
Carrying amount	91,634
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	17,184
Borrowings and debentures	2,357
Braskem Idesa borrowings	993
Derivatives	827
Loan from non-controlling shareholder of Braskem Idesa
Leniency agreement	38
Lease	1,160
At December 31, 2024	22,559
Interest discounted to present value	(1,289)
Carrying amount	21,270
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables	80
Borrowings and debentures	2,467
Braskem Idesa borrowings	229
Derivatives	22
Loan from non-controlling shareholder of Braskem Idesa
Leniency agreement	122
Lease	996
At December 31, 2024	3,916
Interest discounted to present value	(846)
Carrying amount	3,070
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Borrowings and debentures	16,125
Braskem Idesa borrowings	9,637
Derivatives	75
Loan from non-controlling shareholder of Braskem Idesa
Leniency agreement	836
Lease	1,623
At December 31, 2024	28,296
Interest discounted to present value	(13,698)
Carrying amount	14,598
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Borrowings and debentures	68,357
Braskem Idesa borrowings	10,939
Derivatives	18
Loan from non-controlling shareholder of Braskem Idesa	1,975
Leniency agreement
Lease	1,596
At December 31, 2024	82,885
Interest discounted to present value	(30,189)
Carrying amount	R$ 52,696